PGIM Nasdaq-100 Buffer 12 ETF - October Expense Example - PGIM Nasdaq-100 Buffer 12 ETF - October - No Share Class	Oct. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	$ 628